UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 08/31/2014

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2014 (Unaudited)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 95.9%
Corporate — 3.9%
New Jersey EDA, RB, AMT:
5.13%, 1/01/39	$1,000	$1,091,380
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,500	3,650,920
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,000	1,076,050
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,445	1,600,627
Series B, 5.60%, 11/01/34	1,000	1,111,940
Series D, 4.88%, 11/01/29	1,000	1,083,190

		9,614,107
County/City/Special District/School District — 14.8%
Carlstadt School District, GO, Refunding:
4.00%, 5/01/29	1,195	1,290,469
4.00%, 5/01/30	1,415	1,515,776
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/35	1,250	1,303,975
5.00%, 7/01/36	300	312,624
Collingswood School District, GO, Refunding, Board of Education of the Borough of Collingswood, 2.75%, 6/01/30	1,165	1,036,617
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	735	821,745
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,954,500
County of Union New Jersey, GO, Refunding, County Vocational Technical School, Series C, 3.50%, 3/01/31	1,640	1,691,398
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Covanta Union, Inc., AMT, 4.75%, 12/01/31	1,250	1,324,612
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	2,000	2,207,900
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Egg Harbor Township School District, GO, Refunding (AGM), 5.75%, 7/15/25	$2,000	$2,604,080
Essex County Improvement Authority, LRB, Newark Project, Series A (AGM), 6.00%, 11/01/30	1,090	1,238,731
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	1,058,160
5.25%, 1/01/46	4,900	5,274,899
Middlesex County Improvement Authority, RB, Heldrich Center Hotel, Senior Series A, 5.00%, 1/01/15	195	169,217
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	1,000	1,083,250
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,963,300
New Jersey Health Care Facilities Financing Authority, LRB, Greystone Park Psychiatric Hospital Project, Series A:
5.00%, 9/15/29	2,000	2,239,060
(AGM), 3.50%, 9/15/31	750	749,993
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	937,213
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,788,667
Township of Irvington, GO, Refunding, Series A (AGM) (a):
5.00%, 7/15/31	2,695	3,003,820
5.00%, 7/15/32	350	388,262

		36,958,268
Education — 18.4%
New Jersey EDA, RB:
(AMBAC), 5.00%, 9/01/17(b)	315	357,093
4.00%, 6/15/35	500	509,390
(AGC), 5.50%, 12/15/18(b)	965	1,155,202

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2014	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey EDA, RB (concluded):
(AGC), 5.50%, 12/15/34	$535	$607,321
(AMBAC), 5.00%, 9/01/37	185	201,620
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	2,000	2,275,600
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,117,960
New Jersey EDA, Refunding RB:
Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	250	251,025
Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,596,580
Series A, 4.75%, 8/01/24 (c)	350	351,638
Series A, 5.88%, 8/01/44 (c)	430	431,901
New Jersey Educational Facilities Authority, RB, Higher Education Capital Improvement Fund, Series A:
5.00%, 9/01/32	3,000	3,374,400
5.00%, 9/01/33	2,750	3,085,802
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	4,155,600
Georgian Court University, Series D, 5.00%, 7/01/33	500	532,160
Kean University, Series A, 5.25%, 9/01/29	1,705	1,858,075
Kean University, Series A (AGC), 5.50%, 9/01/36	1,000	1,142,340
Montclair State University, Series A, 5.00%, 7/01/33	2,005	2,312,968
Ramapo College, Series B, 5.00%, 7/01/42	560	613,906
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,399,388
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	219,300
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	281,172
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	2,500	3,252,775
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
William Paterson University, Series C (AGC), 5.00%, 7/01/38	$3,200	$3,531,168
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	1,000	1,138,890
Series 1A, 5.00%, 12/01/25	85	89,901
Series 1A, 5.00%, 12/01/26	540	569,911
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/32	1,500	1,692,480
5.00%, 7/01/42	915	1,012,969
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	2,500	2,832,250

		45,950,785
Health — 20.1%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,873,107
New Jersey EDA, Refunding RB:
1st Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,503,015
Lions Gate Project, 4.88%, 1/01/29	650	657,501
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	2,057,400
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	609,582
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	469,936
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	804,038
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,126,972
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,850	1,956,967

2	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB (concluded):
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/39 (a)	$1,150	$1,287,402
Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/43 (a)	1,535	1,707,611
Robert Wood Johnson University Hospital, Series A, 5.25%, 7/01/35	1,460	1,657,480
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	495	566,037
Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,620	3,941,203
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/29	285	327,608
AHS Hospital Corp., 6.00%, 7/01/37	2,985	3,504,599
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/36 (d)	7,360	2,464,128
CAB, St. Barnabas Health Care System, Series B, 0.00%, 7/01/37 (d)	7,000	2,222,360
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (e)	125	145,711
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,956,364
Holy Name Medical Center, 5.00%, 7/01/25	500	528,450
Meridian Health System Obligated Group, 5.00%, 7/01/27	1,500	1,675,905
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,500	1,629,180
South Jersey Hospital, 5.00%, 7/01/46	3,100	3,158,683
St. Barnabas Health Care System, Series A, 5.00%, 7/01/25	2,230	2,534,417
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,180	4,318,483
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	$1,540	$1,707,783
St. Barnabas Health, Series A, 5.00%, 7/01/24	1,000	1,150,050
St. Luke’s Warren Hospital Obligated Group, 5.00%, 8/15/34	460	499,762
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	230	225,924

		50,267,658
Housing — 3.6%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	1,785	1,788,249
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing:
Series AA, 6.50%, 10/01/38	630	648,894
Series U, AMT, 4.90%, 10/01/27	1,590	1,640,514
Series U, AMT, 4.95%, 10/01/32	405	415,161
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,857,923
4.38%, 12/01/33	2,515	2,659,034

		9,009,775
State — 13.0%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/24 (d)	10,000	7,701,900
CAB, Series B, 0.00%, 11/01/27 (d)	4,135	2,806,672
Election of 2005, Series A, 5.80%, 11/01/15 (b)	1,640	1,747,190
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,694,453
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (d)	1,675	1,377,068

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2014	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	$2,000	$2,361,660
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,033,580
Motor Vehicle Surcharges, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,118,469
School Facilities Construction (AGC), 6.00%, 12/15/18 (b)	985	1,199,878
School Facilities Construction (AGC), 6.00%, 12/15/34	15	17,461
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,070	1,155,611
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 3/15/21 (d)	2,000	1,695,900
Cigarette Tax, 5.00%, 6/15/22	1,700	1,970,538
Cigarette Tax, 5.00%, 6/15/29	640	705,881
Lions Gate Project, 5.25%, 1/01/44	370	376,120
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,092,720
5.25%, 6/15/30	1,110	1,209,833
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,134,480

		32,399,414
Transportation — 19.6%
Delaware River Joint Toll Bridge Commission, Refunding RB, Series A, 3.00%, 7/01/28	1,000	981,490
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	2,015,513
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 1/01/40	1,500	1,682,940
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	905	980,577
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35 (f)	$1,510	$1,565,462
Series C (AGM), 5.00%, 1/01/15 (b)	2,500	2,541,400
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 1/01/30	1,000	1,265,050
Series B, 3.50%, 1/01/30	—	—
Series C (NPFGC), 6.50%, 1/01/16	355	383,862
Series I, 5.00%, 1/01/35	2,500	2,793,500
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/32 (d)	10,000	4,289,900
CAB, Transportation System, Series A, 0.00%, 12/15/35 (d)	5,500	1,986,490
CAB, Transportation System, Series A, 0.00%, 12/15/38 (d)	12,050	3,673,442
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/34 (d)	4,870	1,915,955
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (d)	1,380	493,281
Series B, 5.25%, 6/15/26	1,500	1,710,405
Transportation Program, Series AA, 5.25%, 6/15/31	2,000	2,272,600
Transportation System, Series A, 6.00%, 6/15/35	3,185	3,886,369
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,143,314
Port Authority of New York & New Jersey, ARB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,168,770
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,186,180
Special Project, JFK International Air Terminal LLC, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	2,012,440

4	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB (concluded):
Special Project, JFK International Air Terminal LLC, Series 8, 6.00%, 12/01/42	$4,700	$1,155,700
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
147th Series, 4.75%, 4/15/37		4,838,932
177th Series, 3.50%, 7/15/37	1,000	950,860
178th Series, 5.00%, 12/01/43	285	313,095
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	322,470
5.00%, 11/01/29	295	320,733

		48,850,730
Utilities — 2.5%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, AMT, 5.00%, 12/01/24	500	552,730
North Hudson Sewerage Authority, Refunding RB, Sewerage, Series A (NPFGC), 0.00%, 8/01/21 (d)(e)	5,000	4,406,150
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,386,128

		6,345,008
Total Municipal Bonds in New Jersey		239,395,745
Puerto Rico — 0.3%
Housing — 0.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	750	785,663
Total Municipal Bonds — 96.2%		240,181,408
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New Jersey — 5.2%
County/City/Special District/School District — 2.8%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$6,300	$6,911,856
Transportation — 2.4%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (h)	5,001	5,516,404
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	542,183

		6,058,587
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 5.2%		12,970,443
Total Long-Term Investments (Cost — $231,031,822) — 101.4%		253,151,851

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	6,013,007	6,013,007
Total Short-Term Securities (Cost — $6,013,007) — 2.4%		6,013,007
Total Investments (Cost — $237,044,829) — 103.8%		259,164,858
Liabilities in Excess of Other Assets — (0.9)%		(2,154,450)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.9%)		(7,232,707)

Net Assets — 100.0%		$249,777,701

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$230,204,948

Gross unrealized appreciation	$22,422,916
Gross unrealized depreciation	(694,160)

Net unrealized appreciation	$21,728,756

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2014	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$2,995,013	$34,197
RBC Capital Markets, LLC	$3,392,082	$35,689

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Security is collateralized by municipal or U.S. Treasury obligations.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(h)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expires on June 15, 2019, is $3,886,081.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2014	Net Activity	Shares Held at August 31, 2014	Income
BIF New Jersey Municipal Money Fund	2,097,379	3,915,628	6,013,007	—

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund

•	Financial futures contracts outstanding as of August 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(203)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD 25,533,594	$(43,105)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$253,151,851	—	$253,151,851
Short-Term Investments	$6,013,007	—	—	6,013,007

Total	$6,013,007	$253,151,851	—	$259,164,858

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(43,105)	$—	—	$(43,105)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2014	7

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$278,000	—	—	$278,000
Liabilities:
TOB trust certificates	—	$(7,231,154)	—	(7,231,154)

Total	$278,000	$(7,231,154)	—	$(6,953,154)

There were no transfers between levels during the period ended August 31, 2014.

8	BLACKROCK NEW JERSEY MUNICIPAL BOND FUND	AUGUST 31, 2014

Schedule of Investments August 31, 2014 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 84.2%
Corporate — 8.0%
County of Beaver Pennsylvania IDA, Refunding RB, FirstEnergy Nuclear Generation Project, Series B, 3.50%, 12/01/35 (a)	$5,225	$5,295,642
County of Bradford Pennsylvania IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	1,000	1,037,610
County of Delaware Pennsylvania IDA, RB, Water Facilities, Aqua Pennsylvania, Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,748,643
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	3,490	4,041,594
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 10/01/39	3,000	3,330,150
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	11,302,090
Waste Management, Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	311,589
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT:
Amtrak Project, 5.00%, 11/01/41	1,510	1,619,732
Aqua Pennsylvania, Inc. Project, 5.00%, 12/01/34	1,540	1,687,717

		34,374,767
County/City/Special District/School District — 11.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	2,310	2,425,361
5.00%, 5/01/42	5,400	5,633,712
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/14 (b)	5,775	5,823,625
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
County of Allegheny Pennsylvania IDA, Refunding RB, Residential Resource, Inc. Project, 5.13%, 9/01/31	$600	$601,638
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	825	882,222
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	1,950	2,104,245
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	2,500	2,823,350
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	424,607
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	6,600	7,281,714
Philipsburg-Osceola Pennsylvania Area School District, GO (AGM), 5.00%, 4/01/41	1,235	1,313,546
Souderton Area School District, GO (NPFGC), 5.00%, 5/15/15 (b)	4,290	4,438,220
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	5,070	5,531,116
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	2,715	2,877,004
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	5,980	6,719,846
Township of Falls Authority, RB, Water & Sewer Authority, 5.00%, 12/01/37	2,115	2,309,538

		51,189,744
Education — 20.8%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	580	649,948
5.00%, 8/15/25	765	852,095
5.00%, 8/15/26	760	841,533

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2014	9

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	$1,000	$1,081,170
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	6,070	6,689,140
Villanova University, 5.25%, 12/01/31	600	665,160
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,898,649
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	2,450	2,505,492
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,650,889
Thomas Jefferson University, 5.00%, 3/01/40	11,000	11,785,620
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	7,140	7,832,866
La Salle University, 5.00%, 5/01/37	1,595	1,702,870
La Salle University, 5.00%, 5/01/42	2,655	2,830,761
State System of Higher Education, Series AL, 5.00%, 6/15/35	1,425	1,594,675
Thomas Jefferson University, 4.00%, 3/01/37	755	762,195
Trustees of The University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,964,130
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,300,500
Widener University, Series A, 5.25%, 7/15/33	2,420	2,627,104
Widener University, Series A, 5.50%, 7/15/38	365	398,430
Pennsylvania State University, RB:
5.00%, 3/01/40	10,000	11,335,400
Series A, 5.00%, 8/15/28	5,045	5,621,442
Series A, 5.00%, 8/15/29	2,000	2,218,520
Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	$1,830	$2,083,803
Township of East Hempfield IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	765	798,836
5.00%, 7/01/45	450	464,904

		89,156,132
Health — 12.4%
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,951,974
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	2,540	2,568,321
Diakon Lutheran, 6.38%, 1/01/39	3,000	3,283,530
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,846,450
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,825,110
County of Lebanon Pennsylvania Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	1,002,550
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/33	3,255	3,451,016
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community:
Series A, 4.50%, 11/15/36	880	883,441
Series A-1, 6.25%, 11/15/29	480	546,024

10	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	$1,385	$1,498,113
Acts Retirement-Life Communities, 5.00%, 11/15/28	895	963,056
Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	1,029,410
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	730	781,348
5.75%, 5/01/35	1,285	1,394,392
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	5,210,928
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB:
Jefferson Health System of Chester Philadelphia, Series B, 5.00%, 5/15/20 (b)	6,000	7,166,400
Presbyterian Medical Center, 6.65%, 12/01/19 (c)	2,390	2,782,892
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	3,590	3,920,711
Southcentral General Authority, Refunding RB, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	3,750	4,309,125

		53,414,791
Housing — 5.6%
City of Philadelphia Pennsylvania IDA, RB, Retirement Facilities:
Rieder House Project, Series A, 6.10%, 7/01/33	490	494,577
Saligman House Project, Section 8, Series C (HUD), 6.10%, 7/01/33	490	494,577
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	4,120	4,142,948
3.70%, 10/01/42	6,840	6,771,326

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Housing (concluded)
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%, 4/01/31	$1,845	$1,853,561
Series 96-A, AMT, 4.70%, 10/01/37	5,885	5,971,392
Series 99-A, AMT, 5.15%, 4/01/38	2,295	2,421,707
Series 110-B, 4.75%, 10/01/39	1,665	1,733,215

		23,883,303
State — 9.5%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,812,411
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 6/15/26	8,820	10,662,851
1st Series, 5.00%, 3/15/29	3,900	4,444,011
1st Series, 5.00%, 6/15/29	3,000	3,550,530
2nd Series A, 5.00%, 8/01/24	6,000	6,685,140
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	5,825	6,054,446
State Public School Building Authority, Refunding RB, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	5,000	5,383,100

		40,592,489
Transportation — 11.7%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	14,000	14,993,440
AMT (AGM), 5.00%, 6/15/32	9,500	9,824,520
AMT (AGM), 5.00%, 6/15/37	1,250	1,285,662
Delaware River Port Authority, RB:
5.00%, 1/01/29	1,115	1,300,358
Series D, 5.00%, 1/01/40	7,500	8,062,050
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (d)	6,740	1,702,254
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (d)	2,225	691,664

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2014	11

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Series A (AMBAC), 5.50%, 12/01/31	$1,600	$1,618,352
Sub-Series A, 5.13%, 12/01/26	1,285	1,436,257
Sub-Series A, 6.00%, 12/01/41	1,200	1,306,068
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	3,140	3,535,609
5.00%, 6/01/29	4,155	4,662,242

		50,418,476
Utilities — 4.3%
City of Philadelphia Pennsylvania Gas Works, RB:
9th Series, 5.25%, 8/01/40	3,300	3,761,835
12th Series B (NPFGC), 7.00%, 5/15/20 (c)	1,040	1,237,891
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	1,450	1,563,970
Series C (AGM), 5.00%, 8/01/40	2,650	2,871,196
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	2,090	2,347,028
County of Allegheny Pennsylvania Sanitary Authority, Refunding RB, Sewer Improvement (AGM), 5.00%, 6/01/40	1,000	1,109,970
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	980	1,113,417
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities (concluded)
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	$3,895	$4,281,852

		18,287,159
Total Municipal Bonds in Pennsylvania		361,316,861

Guam — 1.0%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	1,760	1,944,237
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement, Asset-Backed, 5.63%, 6/01/47	1,750	1,323,000
Utility — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water & Wastewater System, 6.00%, 7/01/15 (b)	1,000	1,048,410
Total Municipal Bonds in Guam		4,315,647
Total Municipal Bonds — 85.2%		365,632,508

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Pennsylvania — 22.6%
Education — 3.7%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	9,280	10,640,170

12	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
University of Pittsburgh, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 9/15/28	$4,448	$5,094,864

		15,735,034
Health — 11.7%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	11,525,200
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	7,460	8,171,236
Series A, 5.25%, 6/01/39	5,997	6,554,412
Series A-1, 5.13%, 6/01/41	12,570	13,780,868
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	9,380	10,252,622

		50,284,338
Housing — 1.5%
Pennsylvania HFA, Refunding RB, S/F Mortgage, Series 115A, AMT, 4.20%, 10/01/33	6,250	6,380,562
State — 5.7%
Commonwealth of Pennsylvania, GO, Series 1, 5.00%, 3/15/28	10,797	12,302,647
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Pennsylvania (concluded)
State (concluded)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Senior Series C (NPFGC), 5.00%, 12/01/32	$11,000	$12,273,140

		24,575,787
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 22.6%		96,975,721
Total Long-Term Investments (Cost — $426,634,794) — 107.8%		462,608,229

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (f)(g)	7,519,386	7,519,386
Total Short-Term Securities (Cost — $7,519,386) — 1.7%		7,519,386
Total Investments (Cost — $434,154,180*) — 109.5%		470,127,615
Other Assets Less Liabilities — 1.2%		5,295,330
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.7%)		(46,135,845)

Net Assets — 100.0%		$429,287,100

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$388,668,043

Gross unrealized appreciation	$36,535,882
Gross unrealized depreciation	(1,202,955)

Net unrealized appreciation	$35,332,927

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal or U.S. Treasury obligations.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2014	13

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2014	Net Activity	Shares Held at August 31, 2014	Income
BIF Pennsylvania Municipal Money Fund	524,643	6,994,743	7,519,386	$1

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of August 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(150)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$18,867,188	$(31,851)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

14	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2014

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Securities[1]	—	$462,608,229	—	$462,608,229
Short-Term Securities	$7,519,386	—	—	7,519,386

Total	$7,519,386	$462,608,229	—	$470,127,615

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(31,851)	—	—	$(31,851)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2014	15

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$205,000	—	—	$205,000
Liabilities:
TOB trust certificates	—	$(46,126,645)	—	$(46,126,645)

Total	$205,000	$(46,126,645)	—	$(45,921,645)

There were no transfers between levels during the period ended August 31, 2014.

16	BLACKROCK PENNSYLVANIA MUNICIPAL BOND FUND	AUGUST 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-State Municipal Series Trust

Date: October 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 23, 2014